Income Taxes (Details) $ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Income Taxes (Details) [Line Items]
Tax rate	220.30%	220.30%
Remaining assessable profits tax rate	16.50%	16.50%
Income tax expenses (benefit) amounted	$ 358,886		$ 431,139	$ 114,958
Income tax business losses carried forward years	10 years	10 years
UNITED STATES
Income Taxes (Details) [Line Items]
Income tax expenses (benefit) amounted	$ 392,110
HONG KONG
Income Taxes (Details) [Line Items]
Income tax expenses (benefit) amounted	(33,224)
Tax loss	2,843
FINLAND
Income Taxes (Details) [Line Items]
Tax loss	$ 162,508
Inland Revenue, Hong Kong [Member]
Income Taxes (Details) [Line Items]
Tax rate	16.50%	16.50%
Loss before income tax expense		$ 2
Preferential income tax rate	8.25%	8.25%
FINLAND
Income Taxes (Details) [Line Items]
Tax rate	20.00%	20.00%